Employee Defined Benefit Plans	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee Defined Benefit Plans	Employee Defined Benefit Plans

	December 31, 2023	December 31, 2022
	$	$
Net defined benefit pension asset	72.3	57.4

Net defined benefit pension liability	(15.6)	(17.0)
End of employment benefit plans	(13.9)	(15.3)
	(29.5)	(32.3)

Defined benefit pension plans
The Company sponsors defined benefit pension plans (the Plans) covering certain full-time and past employees, primarily in the United Kingdom. The benefits for the Plans are based on final compensation and years of service. The Plans are closed to new participants and have ceased all future service benefits, although the future salary link has been retained for certain continuing active members.

The Plans are governed by the laws of the United Kingdom. Each pension plan has a board of trustees that is responsible for administering the assets and defining the investment policies of the Plans.

The funding objective of each pension plan is to have sufficient and appropriate assets to meet actuarial liabilities. The board of trustees reviews the level of funding required based on separate triennial actuarial valuations for funding purposes; the most recent were completed as at March 31, 2021. The Plans require that contributions be made to separately administered funds, which are maintained independently by custodians. The Company expects to contribute approximately $7 to the Plans in 2024.

The Plans expose the Company to a number of risks, including changes to long-term UK interest rates and inflation expectations, movements in global investment markets, changes in life expectancy rates, foreign exchange risk, and regulatory risk from changes in UK pension legislation. The Company is also exposed to price risk because the Plans’ assets include investments in equities.

The Company has a bulk annuity policy for a UK pension scheme and also holds guaranteed annuities for certain plan members upon retirement. Future cash flows from annuities will match the amount and timing of certain benefits payable under the Plans, partially mitigating the Company's exposure to future volatility in the related obligations. At
December 31, 2023, 55.2% (2022 - 56.9%) of the defined benefit obligation was fully covered against changes in interest rates and longevity post-retirement. Post-retirement benefits that are fully matched with annuity policies have been included in both the asset and liability figures in the following tables.

A liability-driven investment (LDI) strategy has been implemented to mitigate a portion of the Plans’ long-term interest rate and inflation risks by investing in assets that have similar interest rate and inflation characteristics as the Plans’ liabilities. The LDI strategy relates to only a portion of the Plans’ investments; therefore, the Plans remain exposed to significant interest rate and inflation risk, along with the other risks mentioned above.

The following table presents a reconciliation from the opening balances to the closing balances for the net defined benefit asset (liability) and its components:

	2023			2022
	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Asset (Liability) $	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Asset (Liability) $
Balance, beginning of the year	(382.5)	422.9	40.4	(586.1)	560.3	(25.8)
Administrative and marketing expenses
Interest income (expense)	(17.8)	20.2	2.4	(9.8)	9.5	(0.3)
Administrative expenses paid by the Plans	—	(2.1)	(2.1)	—	(1.6)	(1.6)
	(17.8)	18.1	0.3	(9.8)	7.9	(1.9)
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	—	10.3	10.3	—	(127.0)	(127.0)
Actuarial gains (losses) arising from:
Changes in demographic assumptions	5.8	—	5.8	0.3	—	0.3
Changes in financial assumptions	(9.6)	—	(9.6)	192.7	—	192.7
Experience adjustments	(3.4)	—	(3.4)	(16.3)	—	(16.3)
Remeasurement gain (loss), before tax	(7.2)	10.3	3.1	176.7	(127.0)	49.7
Effect of movement in exchange rates	(11.1)	12.4	1.3	22.7	(21.9)	0.8
	(18.3)	22.7	4.4	199.4	(148.9)	50.5
Other
Benefits paid	16.0	(16.0)	—	14.0	(14.0)	—
Contributions by employer	—	11.6	11.6	—	17.6	17.6
	16.0	(4.4)	11.6	14.0	3.6	17.6
Balance, end of the year	(402.6)	459.3	56.7	(382.5)	422.9	40.4

The total remeasurement gain on the net employee defined benefit asset at December 31, 2023, was $7.8, which included a deferred tax recovery of $4.7, primarily from a tax rate change in the United Kingdom (2022 – gain of $35.5, net of deferred tax expense of $14.2).

	December 31, 2023	December 31, 2022
	$	$
Included in the consolidated statement of financial position within:
Net defined benefit asset	72.3	57.4
Net defined benefit liability	(15.6)	(17.0)
	56.7	40.4

The Company has an unconditional right to derive economic benefit from the above surplus and has therefore recognized a net defined benefit asset.

Major categories of plan assets, measured at fair value, are as follows:

	December 31,	December 31,
	2023	2022
	$	$
Cash and cash equivalents	26.7	18.9
Investments quoted in active markets (mutual, exchange-traded, and pooled funds):
Equities	18.7	15.2
Fixed income, corporate bonds, and gilts	71.0	6.5
Pooled fund liability-driven investments	118.2	18.7
Alternatives and property funds	2.5	0.6
Unquoted investments:
Annuity policies	222.2	217.7
Insurance contracts:
Equities and property	—	97.5
Corporate bonds	—	26.8
Cash and cash equivalents	—	21.0
Fair value of plan assets	459.3	422.9

The investment policy for the Plans is to balance risk and return. Approximately 52% of plan assets are invested in mutual, exchange-traded, and pooled funds (fair valued using quoted market prices) or held in cash. Approximately 48% of plan assets are held in annuity policies that will have cash flows that match the amount and timing of certain benefits payable under the Plans. The fair value of these policies reflects the present value of the related obligations and is determined using actuarial techniques and guaranteed annuity rates. In the comparative period, the Plans were also invested in a wholly insured with-profits insurance contract with a major insurance company that provided for a declared rate of interest and was fair valued using valuation techniques with market observable inputs. The insurance contract was terminated in 2023.
The present value of the defined benefit obligation is determined by discounting the estimated future cash flows using actuarial valuations. The principal assumptions used in determining pension benefit obligations for the Plans are shown below (expressed as weighted averages):

	December 31, 2023	December 31, 2022
Discount rate	4.48%	4.60%
Rate of increase in salaries	4.36%	4.30%
Rate of inflation, pre-retirement	2.64%	2.68%
Rate of increase in future pensions payment	3.30%	3.39%
Life expectancy at age 65 for current pensioners:
Male	21 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	22 years	23 years
Female	25 years	25 years

At December 31, 2023, the weighted average duration of the defined benefit obligation was 14 years (2022 – 15 years).

Quantitative sensitivity analyses showing the impact on the defined benefit obligation for significant assumptions are as follows:

	December 31, 2023		December 31, 2022
	Increase $	Decrease $	Increase $	Decrease $
Change in discount rate by 0.25%	(13.8)	14.3	(11.4)	11.6
Change in pre-retirement inflation rate by 0.25%	2.4	(2.4)	2.7	(2.7)
Change in salary growth by 0.25%	0.3	(0.3)	0.3	(0.3)
Change in pension increase assumption by 0.25%	7.5	(7.4)	7.1	(7.1)
Change in one year in the life expectancy	13.5	(13.5)	10.3	(10.3)

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting year. The sensitivity analyses were based on changing a significant assumption and keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

End of employment benefit plans
The liability for end of employment benefit plans represents the Company’s estimated obligations for long service leave and annual leave that is legislated in some countries in which the Company operates.